Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2023
Significant judgments key assumptions and estimates
8. Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2023 and 2022 were as follows:

	06.30.2023	06.30.2022
Beginning of the year	38,611	45,904
Share capital increase and contributions (Note 32)	55	3,307
Share of profit/ (loss)	1,580	(420)
Other comprehensive income/ (loss)	50	(1,393)
Dividends (Note 32)	(638)	(7,923)
Participation in other changes in equity of associates and joint ventures	-	(608)
Reclassification to financial instruments	-	(319)
Others	21	63
End of the year (i)	39,679	38,611

(i)	Includes ARS (1) and ARS (17) reflecting interests in companies with negative equity as of June 30, 2023 and 2022, respectively, which are disclosed in “Provisions” (see Note 21).

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2023 and 2022, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2023, 2022 and 2021:

	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive (loss)/ income
Name of the entity	06.30.2023	06.30.2022	06.30.2021	06.30.2023	06.30.2022	06.30.2023	06.30.2022	06.30.2021

New Lipstick	49.96%	49.96%	49.96%	243	308	(66)	149	(1,697)
BHSA	29.91%	29.91%	29.91%	23,918	20,836	3,083	1,882	(2,673)
Condor (4)	-	21.70%	18.89%	-	-	76	916	(1,464)
GCDI (former TGLT)	27.82%	27.82%	27.82%	1,915	1,753	162	(1,559)	(7,625)
Quality (2)	50.00%	50.00%	50.00%	6,987	8,317	(1,387)	(2,119)	(916)
La Rural S.A.	50.00%	50.00%	50.00%	1,214	524	705	(91)	(476)
Cresca S.A. (3)	50.00%	50.00%	50.00%	-	63	(4)	17	28
Other associates and joint ventures	N/A	N/A	N/A	5,402	6,810	(989)	(1,008)	(9,294)
Total associates and joint ventures				39,679	38,611	1,580	(1,813)	(24,117)

The following is additional information about the Group's investments in associates and joint ventures:

				Last financial statement issued
Name of the entity	Location of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	(Loss)/ profit for the period	Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*) 47	(*) (2)	(*) (44)
BHSA	Argentina	Financing	448,689,072	(**) 1,500	(**) 10,306	(**) 77,676
GCDI (former TGLT)	Argentina	Real estate	257,330,595	925	(2,008)	6,885
Quality	Argentina	Real estate	1,421,672,293	2,843	(2,768)	13,645
La Rural S.A.	Argentina	Organization of events	714,998	1	719	1,896

N/A: Not applicable.

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 34.95 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(3)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
(4)	See Note 4 to the annual Financial Statements as of June 30, 2022.
(*)	Amounts presented in millions of US dollars under USGAAP.
(**)	Amounts as of June 30, 2023, prepared in accordance with IFRS regulations.

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets		% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2023
Associates
BHSA	520,170	139,246	572,821	6,593	80,002	(iv)	29.91%(iii)	23,929	(11)	23,918
GCDI (former TGLT)	14,898	26,748	17,971	16,790	6,885		27.82%	1,915	-	1,915

Joint ventures
Quality Invest (ii)	50	20,975	146	7,234	13,645		50.00%	6,823	164	6,987
	As of June 30, 2022
Associates
BHSA	520,704	172,333	604,692	19,318	69,027		29.91%	20,646	190	20,836
GCDI (former TGLT)	16,192	26,670	17,626	16,550	8,686		27.82%	2,417	(664)	1,753

Joint ventures
Quality Invest (ii)	131	24,771	152	8,448	16,302		50.00%	8,151	166	8,317

	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2023 (i)
Associates
BHSA	168,559	10,306	10,306	-	8,077	(1,104)	8,051	15,024
GCDI (former TGLT)	13,420	266	501	-	(563)	501	64	2

Joint ventures
Quality Invest (ii)	124	(2,768)	(2,768)	-	(325)	48	234	(43)
	As of June 30, 2022 (I)
Associates
BHSA	116,506	6,295	6,295	-	71,590	(517)	(52,997)	18,076
GCDI (former TGLT)	9,050	(4,590)	(4,503)	-	(2,850)	9,074	(5,454)	770

Joint ventures
Quality Invest (ii)	445	(4,236)	(4,236)	-	(90)	(71)	206	45

(i)	Information under GAAP applicable in the associate and joint ventures.
(ii)

In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses. On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance. On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents: 1) CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing the same Quality will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015 The amount owed (already checked and agreed between the parties) is ARS 19 million. and the execution of the works are described, detailed and carried out. As of June 30, 2022, the amount owed and the works are completed and paid, as well as the closing act signed. 2) COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS and that they are part of its annexes. In return, the certifications owed will be paid as follows: The total is for ARS 26 million: ARS 15 million are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed. As of June 30, 2022, the ARS 15 million have already been paid and the work is not yet finished (being executed by more than 85%). The balance due is ARS 11 million, which will be paid at the time of provisional reception of the work, when it and the Delivery Certificate will be signed. As of June 30, 2023, the amount of ARS 11 million had not been paid yet (waiting for the administrative act by the Municipality to proceed) and at the same time we are making the corresponding presentations before Hydraulics and the ADA (PBA). and with this complete the registration of the road and infrastructure project of the macroblocks.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

The Annual Shareholders' Meeting decided to allocate 35.1 million of Class D shares of a par value of ARS 1, to an employee compensation plan pursuant to Section 67 of Law 26,831. As of June 30, 2023, BHSA has a remnant of 25.2 million of such treasury shares. As of June 30, 2023, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2023 and 2022 amounted to ARS 25,676, ARS 20,868, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 10 years as the horizon for the projection of BHSA cash flows, including perpetual value.
-	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
-	The inflation and the projected exchange rate were estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 18.51% in 2023 and 15.64% in 2022.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 1,741 for 2023 and of ARS 1,638 for 2022.

The estimated value in use exceeds the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

GCDI (former TGLT)

During the fiscal year ended at June 30, 2020, GCDI (former TGLT S.A.) and IRSA entered into a recapitalization agreement, based on which IRSA increased its holding in GCDI (former TGLT S.A.) reason why it began to be considered an associate company.

During the fiscal year ended at June 30, 2021 GCDI (former TGLT S.A.) yielded significant losses and its business was affected by different factors related to the context in which it finds itself. Therefore, IRSA decided to re-evaluate the recoverability of this asset.

For this reason, and considering that the facts are public and have been openly communicated to the market, a test is carried out comparing the market value and the book value, valuing the investment considering the lower amount between the two of them. As of June 30, 2023, there were no changes in the situation described in the preceding paragraphs.